Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Parenthetical) (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Reserve for Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2014 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2013 Reserve for Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2013 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2012 Reserve for Unrecoverable Deposits [Member] CNY
Prepaid Expenses And Other Current Assets [Line Items]
Contractual obligations associated with purchase contracts	$ 0	0	0
Provision on advances to hospitals				$ 245,000	1,522,000	$ 1,498,000	9,292,000	10,270,000